EMPLOYEE BENEFIT PLANS - Schedule of Assumptions Used to Determine Benefit Obligation (Details)	Oct. 29, 2017	Oct. 30, 2016
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.64%	3.64%
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.40%	3.25%